Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 128,438	$ 193,902
Receivables, net	114,190	102,874
Inventories (Note 3)	423,610	381,949
Prepaids and other current assets	38,777	40,569
Total current assets	705,015	719,294
Long-term assets:
Goodwill (Note 5)	637,877	625,241
Brands (Note 5)	720,000	720,000
Other intangible assets, net (Note 5)	149,589	147,224
Property, plant and equipment, net (Note 6)	198,171	193,428
Other long-term assets	18,935	19,896
Total long-term assets	1,724,572	1,705,789
Total assets	2,429,587	2,425,083
Current liabilities:
Accounts payable	124,416	98,662
Current portion, long-term debt (Note 8)	1,592	28,070
Deferred revenue and other current liabilities (Note 7)	104,525	108,093
Total current liabilities	230,533	234,825
Long-term liabilities:
Long-term debt (Note 8)	899,950	1,030,429
Deferred tax liabilities, net (Note 4)	283,403	288,015
Other long-term liabilities	37,239	33,950
Total long-term liabilities	1,220,592	1,352,394
Total liabilities	1,451,125	1,587,219
Preferred stock, $0.001 par value, 60,000 shares authorized: Series A, 30,500 shares designated, 30,134 shares issued, 29,867 shares outstanding and 267 shares held in treasury at December 31, 2010		218,381
Common stock, $0.001 par value, 150,000 shares authorized:
Paid-in-capital	741,848	451,728
Retained earnings	298,831	171,224
Treasury stock, at cost	(65,048)	(2,277)
Accumulated other comprehensive income (loss)	2,724	(1,280)
Total stockholders' equity	978,462	619,483
Total liabilities and stockholders' equity	2,429,587	2,425,083
Class A Common Stock
Common stock, $0.001 par value, 150,000 shares authorized:
Common stock.	105	60
Total stockholders' equity	105	60
Class B Common Stock
Common stock, $0.001 par value, 150,000 shares authorized:
Common stock.	2	28
Total stockholders' equity	$ 2	$ 28